RELATED PARTY TRANSACTIONS - Finance Income (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Total	Rp 429	Rp 368	Rp 475
% of total finance income	31.38%	34.69%	54.10%
State-owned banks
Transactions with related parties
Total	Rp 371	Rp 312	Rp 459
% of total finance income	27.14%	29.41%	52.28%
Government agencies
Transactions with related parties
Total	Rp 58	Rp 56	Rp 16
% of total finance income	4.24%	5.28%	1.82%